PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following:

	As of December 31,
	2024	2025
	$US	$US
Machinery and equipment	5,836,107	10,960,943
Buildings (1)	3,211,985	3,439,100
Furniture and fixtures	95,106	212,388
Electronic office equipment	107,221	178,069
Motor vehicles	53,593	55,940
Leasehold improvements	—	909,999
Construction in progress	—	131,798
Gross amount	9,304,012	15,888,237
Less: accumulated depreciation	(2,635,400)	(3,506,001)
Less: amortization of leasehold improvements	—	(110,361)
Total property and Equipment, net	6,668,612	12,271,875

(1)

In April 2022, Zhongke Components entered into two agreements with a third-party as a lessor to lease fourth floor for one year, and the third and fifth floors for two years in Zhongke Components’s building located in Qingyuan to the lessee. The lease agreement for renting the fourth floor to a third-party by Zhongke Components has been renewed in March 2023 for one year and in February 2024 for six months, respectively.

In August 2024, Zhongke Components entered into an agreement with another third-party as a lessor to lease the fourth floor for two years and a half. The lease agreement will expire in February 2027.

(2)	For the years ended December 31, 2023, 2024 and 2025, RMB355,929 (equivalent to US$50,132), RMB481,696 (equivalent to US$66,965) and RMB4,859,053 (equivalent to US$677,617) of construction in progress was transferred to property, plant and equipment, respectively.

(3)	For the years ended December 31, 2023, 2024 and 2025, the Company recorded no impairment on its property, plant and equipment. And no property, plant and equipment were pledged as of December 31, 2024 and 2025.

(4)	Depreciation expense was US$504,370, US$560,846 and US$762,236 for the years ended December 31, 2023, 2024 and 2025, respectively.